UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10089

Name of Fund: Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne Ackerley, Chief Executive Officer, Short-Term Bond Master Portfolio
of Short-Term Bond Master LLC, 40 East 52nd Street, New York City, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31

Date of reporting period: 07/01/2008 – 06/30/2009

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

By: /s/ Anne Ackerley
Anne Ackerley
Chief Executive Officer of
Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: August 7, 2009